ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013
Changes in accumulated other comprehensive income by component
Accumulated Other Comprehensive Income Loss Before Tax 1					$ 39,879			$ 7,899
Tax asset (liability)					6,769			6,112
Beginning balance	14,011		46,648	28,716	28,716
Other comprehensive income before reclassifications	11,390		(22,554)
Amounts reclassified from accumulated other comprehensive income	1,205		3,168
Tax effects	(276)		(932)
Total other comprehensive income (loss)	12,319	26,548	(20,318)	26,909	17,932	(16,926)	29,016
Ending balance	26,330		26,330		46,648	28,716
Currency Translation Adjustment
Changes in accumulated other comprehensive income by component
Accumulated Other Comprehensive Income Loss Before Tax 1					58,920			24,806
Beginning balance	24,806		58,920
Other comprehensive income before reclassifications	11,959		(22,155)
Total other comprehensive income (loss)	11,959		(22,155)
Ending balance	36,765		36,765
Pension Liability
Changes in accumulated other comprehensive income by component
Accumulated Other Comprehensive Income Loss Before Tax 1					(8,834)			(8,475)
Tax asset (liability)					3,286			3,155
Beginning balance	(5,320)		(5,548)
Amounts reclassified from accumulated other comprehensive income	162		521
Tax effects	(61)		(192)
Total other comprehensive income (loss)	101		329
Ending balance	(5,219)		(5,219)
Unrealized Gains on Retained Interests
Changes in accumulated other comprehensive income by component
Accumulated Other Comprehensive Income Loss Before Tax 1					3,012			941
Tax asset (liability)					(1,136)			(355)
Beginning balance	586		1,876
Other comprehensive income before reclassifications	28		(368)
Amounts reclassified from accumulated other comprehensive income	(471)		(2,146)
Tax effects	167		948
Total other comprehensive income (loss)	(276)		(1,566)
Ending balance	310		310
Unrealized losses on derivatives
Changes in accumulated other comprehensive income by component
Accumulated Other Comprehensive Income Loss Before Tax 1					(13,219)			(9,373)
Tax asset (liability)					4,619			3,312
Beginning balance	(6,061)		(8,600)
Other comprehensive income before reclassifications	(597)		(31)
Amounts reclassified from accumulated other comprehensive income	1,514		4,793
Tax effects	(382)		(1,688)
Total other comprehensive income (loss)	535		3,074
Ending balance	$ (5,526)		$ (5,526)